Investment property (Tables)	6 Months Ended
Dec. 31, 2025
Investment property
Schedule of investment property

Total
£’000
At 1 July 2025
Cost	32,193
Accumulated depreciation and impairment	(12,760)
Net book amount	19,433
Six months ended 31 December 2025
Opening net book amount	19,433
Depreciation charge	(139)
Closing net book amount	19,294
At 31 December 2025
Cost	32,193
Accumulated depreciation and impairment	(12,899)
Net book amount	19,294

At 1 July 2024
Cost	32,193
Accumulated depreciation and impairment	(12,480)
Net book amount	19,713
Six months ended 31 December 2024
Opening net book amount	19,713
Depreciation charge	(140)
Closing net book amount	19,573
At 31 December 2024
Cost	32,193
Accumulated depreciation and impairment	(12,620)
Net book amount	19,573